Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill
Summary of changes in the carrying amount of goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	232,007	232,007	36,407
Increase in goodwill related to acquisitions during the year	—	—	—
Accumulated impairment loss	—	—	—
Balance at the end of year	232,007	232,007	36,407